Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of composition of pledged shares
	December 31, 2022
	Formula’s Series A Secured Debentures	Formula’s Series C Secured Debentures
Matrix IT ordinary shares, par value NIS 1.0 per share	4,128,865	6,169,761
Magic Software ordinary shares, par value NIS 0.1 per share	5,825,681	3,141,474
Sapiens common shares, par value €0.01 per share	1,260,266	2,957,590